Commitments and Contingencies (Table) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Charters-out [Abstract]
July 1 to December 31, 2019	$ 166,420
2020	265,153
2021	202,036
2022	133,119
2023 to 2028	307,009
Minimum charter payments	$ 1,073,737